INVENTORY (Tables)	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The components of inventories were as follows:
(In thousands of U.S. dollars)	December 31, 2013	June 30, 2014

Raw materials	1,715	2,172
Finished goods	2,047	3,392

Inventories, net	3,762	5,564